INVESTMENTS - RESTRICTED (Tables)	12 Months Ended
Sep. 30, 2012
INVESTMENTS - RESTRICTED
Schedule of restricted investments

	As of September 30, 2012				As of September 30, 2011
	Book Value	Gross Unrealized Gains (1)	Gross Unrealized (Losses)	Fair Value	Book Value	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Restricted investments:
U.S. government bonds	$983,144	$40,990	$—	$1,024,134	$2,911,384	$176,188	$—	$3,087,572
Total restricted investments	$983,144	$40,990	$—	$1,024,134	$2,911,384	$176,188	$—	$3,087,572

(1)                The unrealized gain on investments of $40,990 net of tax of $14,347 represents the accumulated other comprehensive income of $26,643.